CONVERTIBLE NOTES	12 Months Ended
Feb. 29, 2016
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

2014 Convertible Notes

During the year ended February 28, 2015, the Company issued convertible promissory notes in the aggregate principal amount of $615,000 with 1,668 detachable warrants that can be exercised at $31.50 per share within a five-year period and 10,339 detachable warrants that can be exercised at $22.50 per share within a five-year period (the “2014 Convertible Notes”).

The 2014 Convertible Notes bore interest at the rate of 8% per annum, originally matured on June 30 and August 15, 2014 and ranked pari passu to the Company’s then issued and outstanding convertible notes and senior to the Company’s issued and outstanding equity securities. Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $5,000,000 in the aggregate inclusive of all outstanding convertible notes, the outstanding principal amount together with all accrued and unpaid interest (the “Outstanding Balance”) of the 2014 Convertible Notes automatically convert into such securities, including warrants of the Company as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing). The holders of the 2014 Convertible Notes have the right, at their option, to convert the Outstanding Balance of the 2014 Convertible Notes into shares of common stock at a conversion price of $22.50 per share.

Debt Discount and beneficial conversion feature

The detachable warrants issued in connection with the 2014 Convertible Notes were recorded as a debt discount based on their relative fair value.

The detachable warrants issued during the year ended February 28, 2015 had a weighted-average fair value of $14.55 per share, as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.64%; (2) an expected term of 5 years; (3) an expected volatility of 116.8%; and (4) zero expected dividends.

The 2014 Convertible Notes issued during the year ended February 28, 2015 included a conversion feature that was in the money at the commitment date. The intrinsic value of the conversion feature was recorded as a debt discount at the time of issuance.

The relative fair value of the warrants and the intrinsic value of the beneficial conversion feature for the convertible notes issued during the years ended February 28, 2015 totaled $173,035 and was recorded as a discount to the convertible debt.

During the year ended February 28, 2015, $379,672 was recognized as accretion expense related to the debt discount.

Automatic Exchange of the Convertible Notes

During the year ended February 28, 2015, the Company completed the Qualified Financing whereby all outstanding convertible notes with aggregate principal amounts totaling $3,357,000 were automatically exchanged into the securities offered in the Qualified Financing.  The exchange also included approximately $201,413 of accrued interest.  As of February 28, 2015, the Company had no convertible notes outstanding.

During the year ended February 28, 2015, as a result of the exchange of all outstanding convertible notes in the Qualified Financing, the Company recorded an expense during the year ended February 28, 2015, amounting to $2,324,759.  The expense was measured at the intrinsic value of the beneficial conversion feature for each of the outstanding convertible notes at their respective measurement date.

As of February 29, 2016, the Company had no convertible notes outstanding.